Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Inv | Investor Freedom Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Investor Freedom® Portfolios
April 30, 2013
Prospectus

The following information replaces similar information for VIP Investor Freedom Income PortfolioSM found in the "Fund Summary" section on page 3 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.50%
Total annual fund operating expensesB	0.50%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 51
3 years	$ 160
5 years	$ 280
10 years	$ 628

Principal Investment Strategies
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

Domestic Equity Funds	17%
International Equity Funds	7%
Bond Funds	46%
Short-Term Funds	30%

The following information replaces similar information for VIP Investor Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.56%
Total annual fund operating expensesB	0.56%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 57
3 years	$ 179
5 years	$ 313
10 years	$ 701

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information replaces similar information for VIP Investor Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 9 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.60%
Total annual fund operating expensesB	0.60%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 61
3 years	$ 192
5 years	$ 335
10 years	$ 750

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information replaces similar information for VIP Investor Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 12 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.63%
Total annual fund operating expensesB	0.63%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 64
3 years	$ 202
5 years	$ 351
10 years	$ 786

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information replaces similar information for VIP Investor Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 15 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.66%
Total annual fund operating expensesB	0.66%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 67
3 years	$ 211
5 years	$ 368
10 years	$ 822

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information replaces similar information for VIP Investor Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 18 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.70%
Total annual fund operating expensesB	0.70%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 72
3 years	$ 224
5 years	$ 390
10 years	$ 871

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information replaces similar information for VIP Investor Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 21 under each of the headings indicated below.

Fee Table

Annual fund operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	None
Distribution and/or Service (12b-1) fees	None
Other expenses	0.00%
Acquired fund fees and expensesA	0.75%
Total annual fund operating expensesB	0.75%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

1 year	$ 77
3 years	$ 240
5 years	$ 417
10 years	$ 930

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).